Average Annual Total Returns{- Fidelity Flex® International Fund} - 10.31 Fidelity Flex International Fund PRO-09 - Fidelity Flex® International Fund	Fidelity Flex International Fund-Default Return Before Taxes Past 1 year	Fidelity Flex International Fund-Default Return Before Taxes Since Inception		Fidelity Flex International Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex International Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex International Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex International Fund-Default After Taxes on Distributions and Sales Since Inception		MS112 Past 1 year	MS112 Since Inception
Total	29.06%	11.67%	[1]	28.56%	11.27%	[1]	17.58%	9.12%	[1]	21.74%	8.73%	[1]

[1]	(a)From March 7, 2017